Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
October 31, 2025
T19-NPRT1-1225
1.9880053.109
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Ltd	91,933	1,281,316
FRANCE - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Carrefour SA	177,948	2,680,308
GERMANY - 0.8%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Mercedes-Benz Group AG	80,071	5,194,813
INDONESIA - 0.7%
Industrials - 0.7%
Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd (Singapore)	76,400	4,488,500
JAPAN - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Yamaha Motor Co Ltd (b)	598,300	4,330,301
NETHERLANDS - 1.8%
Financials - 1.4%
Banks - 1.4%
ABN AMRO Bank NV depository receipt (c)(d)	287,631	8,601,698
Industrials - 0.4%
Professional Services - 0.4%
Randstad NV	68,866	2,701,699
TOTAL NETHERLANDS		11,303,397
SINGAPORE - 0.5%
Industrials - 0.5%
Passenger Airlines - 0.5%
Singapore Airlines Ltd	636,500	3,242,533
UNITED KINGDOM - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
CK Hutchison Holdings Ltd	605,700	4,013,478
UNITED STATES - 93.9%
Communication Services - 9.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc	88,366	2,187,059
Verizon Communications Inc	52,263	2,076,931
		4,263,990
Entertainment - 0.6%
Electronic Arts Inc	5,746	1,149,545
Walt Disney Co/The	21,738	2,448,134
Warner Music Group Corp Class A	15,254	487,517
		4,085,196
Interactive Media & Services - 7.0%
Alphabet Inc Class A	106,493	29,944,767
Meta Platforms Inc Class A	21,952	14,232,579
		44,177,346
Media - 1.0%
Comcast Corp Class A	50,446	1,404,164
Fox Corp Class A	11,540	746,061
Interpublic Group of Cos Inc/The	19,555	501,781
New York Times Co/The Class A	10,640	606,374
News Corp Class A	20,440	541,660
Nexstar Media Group Inc	3,179	622,226
Omnicom Group Inc	7,150	536,393
Paramount Skydance Corp Class B (b)	47,072	724,438
Sirius XM Holdings Inc	19,420	421,220
		6,104,317
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,604	1,387,170
TOTAL COMMUNICATION SERVICES		60,018,019

Consumer Discretionary - 8.2%
Automobiles - 2.8%
Ford Motor Co	510,420	6,701,815
General Motors Co	109,629	7,574,268
Stellantis NV (Italy)	361,433	3,661,882
		17,937,965
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp	23,376	6,976,100
Starbucks Corp	53,197	4,302,041
		11,278,141
Household Durables - 0.5%
Whirlpool Corp (b)	46,519	3,332,156
Specialty Retail - 2.3%
Home Depot Inc/The	21,138	8,023,773
TJX Cos Inc/The	48,693	6,823,837
		14,847,610
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc Class B	75,035	4,846,511
TOTAL CONSUMER DISCRETIONARY		52,242,383

Consumer Staples - 4.2%
Beverages - 1.6%
Coca-Cola Co/The	78,343	5,397,833
PepsiCo Inc	30,935	4,519,294
		9,917,127
Food Products - 0.3%
Kraft Heinz Co/The	97,824	2,419,187
Household Products - 0.9%
Procter & Gamble Co/The	38,129	5,733,458
Tobacco - 1.4%
Altria Group Inc	65,106	3,670,676
Philip Morris International Inc	34,687	5,006,375
		8,677,051
TOTAL CONSUMER STAPLES		26,746,823

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp	25,282	3,987,477
Chord Energy Corp	12,946	1,174,461
Devon Energy Corp	46,477	1,510,038
Diamondback Energy Inc	10,127	1,450,085
EOG Resources Inc	16,209	1,715,561
Exxon Mobil Corp	55,427	6,338,632
Viper Energy Inc Class A	28,590	1,073,840
		17,250,094
Financials - 12.9%
Banks - 7.0%
Bank of America Corp	165,943	8,869,653
Citigroup Inc	78,175	7,913,655
JPMorgan Chase & Co	45,069	14,021,868
US Bancorp	115,344	5,384,258
Wells Fargo & Co	91,802	7,984,020
		44,173,454
Capital Markets - 2.8%
CME Group Inc Class A	23,150	6,146,094
Morgan Stanley	46,265	7,587,460
TPG Inc Class A	75,161	4,136,861
		17,870,415
Consumer Finance - 0.8%
OneMain Holdings Inc	84,685	5,012,505
Insurance - 1.5%
American Financial Group Inc/OH	37,887	4,988,960
Prudential Financial Inc	45,057	4,685,928
		9,674,888
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Annaly Capital Management Inc	236,353	5,003,593
TOTAL FINANCIALS		81,734,855

Health Care - 9.3%
Biotechnology - 2.2%
AbbVie Inc	39,179	8,542,589
Amgen Inc	18,899	5,640,029
		14,182,618
Health Care Providers & Services - 2.0%
CVS Health Corp	87,707	6,854,302
UnitedHealth Group Inc	16,779	5,731,035
		12,585,337
Pharmaceuticals - 5.1%
Eli Lilly & Co	12,692	10,951,419
Johnson & Johnson	50,690	9,573,820
Merck & Co Inc	71,566	6,153,245
Pfizer Inc	214,234	5,280,868
		31,959,352
TOTAL HEALTH CARE		58,727,307

Industrials - 7.0%
Aerospace & Defense - 3.0%
GE Aerospace	25,223	7,792,646
Lockheed Martin Corp	8,721	4,289,685
RTX Corp	36,204	6,462,414
		18,544,745
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	33,916	3,270,181
Ground Transportation - 0.6%
Union Pacific Corp	18,179	4,006,106
Industrial Conglomerates - 0.6%
Honeywell International Inc	19,829	3,992,173
Machinery - 1.7%
Caterpillar Inc	13,068	7,543,634
PACCAR Inc	33,120	3,259,008
		10,802,642
Professional Services - 0.6%
Automatic Data Processing Inc	13,704	3,567,151
TOTAL INDUSTRIALS		44,182,998

Information Technology - 34.5%
Communications Equipment - 1.5%
Cisco Systems Inc	126,123	9,220,853
IT Services - 1.4%
IBM Corporation	29,751	9,145,755
Semiconductors & Semiconductor Equipment - 15.1%
Broadcom Inc	69,179	25,570,634
Microchip Technology Inc	107,166	6,689,302
NVIDIA Corp	283,573	57,420,697
Texas Instruments Inc	38,946	6,288,221
		95,968,854
Software - 7.0%
Microsoft Corp	85,903	44,481,432
Technology Hardware, Storage & Peripherals - 9.5%
Apple Inc	171,281	46,309,244
Dell Technologies Inc Class C	55,206	8,943,924
HP Inc	176,832	4,892,941
		60,146,109
TOTAL INFORMATION TECHNOLOGY		218,963,003

Materials - 1.4%
Chemicals - 1.1%
Air Products and Chemicals Inc	5,472	1,327,452
Dow Inc	35,799	853,806
FMC Corp (b)	31,809	482,543
Linde PLC	7,079	2,961,146
LyondellBasell Industries NV Class A1	16,812	780,413
Solstice Advanced Materials Inc	4,957	223,412
		6,628,772
Containers & Packaging - 0.3%
Amcor PLC	121,642	960,972
International Paper Co	25,524	986,247
		1,947,219
TOTAL MATERIALS		8,575,991

Real Estate - 2.0%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	24,968	1,049,405
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	59,105	946,862
Industrial REITs - 0.3%
Prologis Inc	16,262	2,017,952
Retail REITs - 0.4%
Realty Income Corp	24,280	1,407,754
Simon Property Group Inc	7,777	1,366,886
		2,774,640
Specialized REITs - 1.0%
American Tower Corp	9,134	1,634,803
Crown Castle Inc	13,773	1,242,600
Gaming and Leisure Properties Inc	20,117	898,425
Public Storage Operating Co	4,373	1,218,143
VICI Properties Inc	38,907	1,166,821
		6,160,792
TOTAL REAL ESTATE		12,949,651

Utilities - 2.2%
Electric Utilities - 1.7%
Duke Energy Corp	17,623	2,190,539
Edison International	25,645	1,420,220
Exelon Corp	37,760	1,741,491
NextEra Energy Inc	36,678	2,985,590
Southern Co/The	24,383	2,292,977
		10,630,817
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	116,338	1,613,608
Multi-Utilities - 0.3%
Dominion Energy Inc	29,404	1,725,721
TOTAL UTILITIES		13,970,146

TOTAL UNITED STATES		595,361,270
TOTAL COMMON STOCKS (Cost $452,311,950)		631,895,916

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $115,840)	4.15	116,000	115,875

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	1,139,948	1,140,176
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	8,663,851	8,664,717
TOTAL MONEY MARKET FUNDS (Cost $9,804,893)			9,804,893

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $462,232,683)	641,816,684
NET OTHER ASSETS (LIABILITIES) - (1.1)% (e)	(7,295,086)
NET ASSETS - 100.0%	634,521,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	12/19/2025	1,031,100	27,867	27,867
CME E-Mini S&P 500 Index Contracts (United States)	39	12/19/2025	1,340,430	38,331	38,331

TOTAL FUTURES CONTRACTS					66,198
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,601,698 or 1.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,601,698 or 1.4% of net assets.

(e)	Includes $32,785 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $115,875.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	739,880	5,633,392	5,233,096	7,294	-	-	1,140,176	1,139,948	0.0%
Fidelity Securities Lending Cash Central Fund	8,773,550	34,649,776	34,758,609	94,216	-	-	8,664,717	8,663,851	0.0%
Total	9,513,430	40,283,168	39,991,705	101,510	-	-	9,804,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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